Parent Company Statements	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Statements
(23)	Parent Company Statements

CONDENSED BALANCE SHEETS

	December 31,
(Dollars in thousands)	2016	2015
ASSETS
Cash and cash equivalents	$780	$564
Equity investments	545	626
Investment in subsidiaries	77,029	76,334
Other assets	40	14

Total assets	$78,394	$77,538

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$7,414	$7,414
Other liabilities	513	56
Shareholders’ equity	70,467	70,068

Total liabilities and shareholders’ equity	$78,394	$77,538

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For Years Ended December 31,
(Dollars in thousands)	2016	2015	2014
Income
Dividends from subsidiaries	$2,871	$5,662	$2,325
Other income	33	19	—

Total Income	2,904	5,681	2,325
Expense
Other expenses	(606)	(695)	(716)

Total Expense	(606)	(695)	(716)
Income before income tax and equity in undistributed earnings (loss) of subsidiaries	2,298	4,986	1,609
Equity in undistributed earnings of subsidiaries	5,311	1,346	4,012

Income before income tax	7,609	6,332	5,621
Income tax benefit	195	196	80

Net income	7,804	6,528	5,701
Series B preferred stock dividends and redemption premium	—	473	350
Series C preferred stock dividends	—	17	—

Net income available to common shareholders	$7,804	$6,038	$5,351

Comprehensive income	$3,139	$6,827	$8,086

CONDENSED STATEMENTS OF CASH FLOWS

	For Years Ended December 31,
(Dollars in thousands)	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$7,804	$6,528	$5,701
Equity in undistributed earnings of subsidiaries	(5,311)	(1,346)	(4,012)
Decrease (increase) in other assets	59	(14)	8
Increase (decrease) in other liabilities	457	(665)	292

Net cash provided by operating activities	3,009	4,503	1,989

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash paid for acquisition	—	(2,949)	—

Net cash used in investing activities	—	(2,949)	—

CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(2,875)	(2,175)	(1,925)
Series B preferred stock redemption premium	—	(100)	—
Series B preferred stock redemption	—	(5,000)	—
Series C preferred stock redemption	—	(1,750)	—
Employee Stock Purchase Plan	82	66	53
Deferred financing fees paid for subordinated debt issuance	—	(85)	—
Subordinated debt issuance	—	7,500	—

Net cash used in financing activities	(2,793)	(1,544)	(1,872)

Net increase in cash and cash equivalents	216	10	117
Cash and cash equivalents, beginning of year	564	554	437

Cash and cash equivalents, end of year	$780	$564	$554